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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended December 31, 2009

                Check here if Amendment [_]; Amendment Number:
                  This Amendment (Check only one.):
                         [_] is a restatement.
                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: The Wellcome Trust Limited, as Trustee of the Wellcome Trust

Address: 215 Euston Road, London NW1 2BE, United Kingdom

Form 13F File Number: 028-13413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Pereira Gray

Title:  Managing Director of Investments

Phone:  +44 207 611 8666

Signature, Place, and Date of Signing:

   /s/ Peter Pereira Gray          London, England        02/03/10
-----------------------------  ------------------------  ----------
           (Name)                   (City, State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  23 Items

Form 13F Information Table Value Total:  $ 1,485,418 (thousands)

List of Other Included Managers:         Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
           ITEM 1                 ITEM 2       ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8
-----------------------------  -------------- ---------  ------------ ------------         -----------  -------- ----------------

                                                         Market Value Shares / Prn         Investment    Other   Voting Authority
       Name of Issuer          Title of Class   CUSIP     (X $1,000)     Amt.      SH/PRN  Discretion   Managers      Sole
-----------------------------  -------------- ---------  ------------ ------------ ------  -----------  -------- ----------------
APPLE INC                      COM            037833100        94,829      450,000   SH       SOLE        NONE            450,000
BANK OF AMERICA CORPORATION    UNIT 99/99/999 060505419        18,650    1,250,000   SH       SOLE        NONE          1,250,000
BANK OF AMERICA CORPORATION    COM            060505104        82,830    5,500,000   SH       SOLE        NONE          5,500,000
BURLINGTON NORTHN SANTA FE C   COM            12189T104        20,769      210,600   SH       SOLE        NONE            210,600
CELLDEX THERAPEUTICS INC NEW   COM            15117B103         1,035      221,546   SH       SOLE        NONE            221,546
CISCO SYS INC                  COM            17275R102        86,952    3,632,100   SH       SOLE        NONE          3,632,100
COCA COLA CO                   COM            191216100        79,800    1,400,000   SH       SOLE        NONE          1,400,000
EXXON MOBIL CORP               COM            30231G102        81,828    1,200,000   SH       SOLE        NONE          1,200,000
GENERAL ELECTRIC CO            COM            369604103        78,676    5,200,000   SH       SOLE        NONE          5,200,000
GOOGLE INC                     CL A           38259P508        99,197      160,000   SH       SOLE        NONE            160,000
HEWLETT PACKARD CO             COM            428236103        87,567    1,700,000   SH       SOLE        NONE          1,700,000
INFINITY PHARMACEUTICALS INC   COM            45665G303           926      149,834   SH       SOLE        NONE            149,834
INTERNATIONAL BUSINESS MACHS   COM            459200101        86,394      660,000   SH       SOLE        NONE            660,000
JOHNSON & JOHNSON              COM            478160104        90,174    1,400,000   SH       SOLE        NONE          1,400,000
JPMORGAN & CHASE & CO          COM            46625H100        83,340    2,000,000   SH       SOLE        NONE          2,000,000
METABASIS THERAPEUTICS INC     COM            59101M105           183      474,833   SH       SOLE        NONE            474,833
MICROMET INC                   COM            59509C105         7,834    1,176,287   SH       SOLE        NONE          1,176,287
MICROSOFT CORP                 COM            594918104       106,680    3,500,000   SH       SOLE        NONE          3,500,000
MORGAN STANLEY                 COM NEW        617446448        59,200    2,000,000   SH       SOLE        NONE          2,000,000
PEPSICO INC                    COM            713448108        91,200    1,500,000   SH       SOLE        NONE          1,500,000
PROCTER & GAMBLE CO            COM            742718109        81,851    1,350,000   SH       SOLE        NONE          1,350,000
SCHLUMBERGER LTD               COM            806857108        81,363    1,250,000   SH       SOLE        NONE          1,250,000
WAL MART STORES INC            COM            931142103        64,140    1,200,000   SH       SOLE        NONE          1,200,000
                                                            1,485,418   37,585,200                                     37,585,200